UNITED STATES
SECURITY AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Quarter Ended: June 30, 2004

Institutional Investment Manager Filing this Report:
Name:                     Rosenblum-Silverman-Sutton
Address:                  1388 Sutter Street, Ste 725
                          San Francisco, CA 94109

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herin is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Report Type
x                         13F HOLDINGS REPORT

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF 1934 BARBARA ROSENBLUM

Form 13F Summary Page
Report Summary:
Number of Other Included Manager0
Form 13F Information Table Entry75
Form 13F Information Table Value$154,558




Value
Investment

Security
Class
Cusip
X $1000
Discretion
Sole
Ace Ltd Ord
COM

2662
62952SOLE
62952
American Express
COM
025816109
605
11777SOLE
11777
American Intl Group Inc.
COM
026874107
6723
94317SOLE
94317
Ameritrade Hldg Corp.
COM
03074k100
4442
391380SOLE
391380
Amgen
COM
031162100
3155
57816SOLE
57816
Applied Materials
COM
038222105
3178
162000SOLE
162000
ATI Technologies Inc.
COM

1978
104900SOLE
104900
Atmel Corp
COM
049513104
756
127700SOLE
127700
Avery Dennison Corp.
COM
053611109
282
4400SOLE
4400
Bankamerica Corp. New
COM
060505104
398
4705.4SOLE
4705.4
Belo Corp. Class A
COM
080555105
1384
51550SOLE
51550
Best Buy
COM
086516101
2533
49930SOLE
49930
Capital One Financial
COM
14040H105
1474
21560SOLE
21560
Caremark RX Inc
COM
141705103
304
9225SOLE
9225
CEF Ishares Tr C&S
COM
464287556
271
3606SOLE
3606
CEF Select Sector Spdr Fund
COM
81369y100
1871
69850SOLE
69850
ChevronTexaco Corp
COM
166764100
520
5526.25SOLE
5526.25
Chico's FAS Inc.
COM
168615102
262
5800SOLE
5800
Cisco Systems
COM
17275R102
4979
210071SOLE
210071
CIT Group Inc. A
COM
125581108
2104
54950SOLE
54950
Citigroup
COM
172967101
5321
114425.95SOLE
114425.95
Clear Channel Commun Com
COM
184502102
1260
34100SOLE
34100
Cypress Semiconductor
COM
232806109
1089
76750SOLE
76750
Dicks Sporting Goods Inc.
COM
253393102
5594
167750SOLE
167750
DPS Biotech Holders Trust
COM
09067D201
3237
22100SOLE
22100
EBAY Inc
COM
278642103
1508
16400SOLE
16400
Exxon Mobil Corporation
COM
30231G102
513
11554.68SOLE
11554.68
Fisher Scientific
COM
338032204
947
16400SOLE
16400
Flextronics Int'l
COM

1538
96400SOLE
96400
General Electric
COM
369604103
4312
133078.33SOLE
133078.33
Genesee Wyoming
COM
371559105
951
40125SOLE
40125
Golden West Financial Corp.
COM
381317106
305
2870SOLE
2870
Goldman Sachs Group Inc.
COM
38141G104
457
4850SOLE
4850
Grey Global Group Inc.
COM
39787m108
729
740SOLE
740
GTech Holdings Corp
COM
400518106
3180
68675SOLE
68675
Harman Int'l Industries Inc.
COM
413086109
2480
27250SOLE
27250
Harrah's Entertainment
COM
413619107
2378
43950SOLE
43950
Honeywell International Inc.
COM
438516106
509
13900SOLE
13900
IBM
COM
459200101
749
8493.75SOLE
8493.75
Intel Corp
COM
458140100
6677
241916.29SOLE
241916.29
Iron Mountain
COM
462846106
1268
26280SOLE
26280
J.C. Penney
COM
708160106
453
12000SOLE
12000
Johnson & Johnson
COM
478160104
668
11990.22SOLE
11990.22
JP Morgan Chase & Co.
COM
46625H100
733
18900SOLE
18900
Lowes Companies
COM
548661107
647
12320SOLE
12320
Martek Bio
COM
572901106
1786
31800SOLE
31800
Marvel Technology Group
COM
g5876h105
1856
69500SOLE
69500
Mcgraw Hill Co.
COM
580645109
646
8438.32SOLE
8438.32
Michaels Stores Inc.
COM
594087108
3567
64850SOLE
64850
Microsoft
COM
594918104
3451
120849.04SOLE
120849.04
Mohawk Industries
COM
608190104
1353
18450SOLE
18450
National Semiconductors
COM
637640103
3045
138474SOLE
138474
Nextel Comm Inc-Cl A
COM
65332V103
1101
41300SOLE
41300
Office Depot
COM
676220106
564
31500SOLE
31500
Omnicare Inc.
COM
681904108
3201
74775SOLE
74775
Petsmart Inc.
COM
716768106
4210
129750SOLE
129750
Pfizer Inc.
COM
717081103
3221
93954.53SOLE
93954.53
Providian Corp
COM
74406A102
2117
144300SOLE
144300
Royal Dutch
COM
780257804
576
11149SOLE
11149
Staples Inc.
COM
855030102
4268
145124SOLE
145124
Steiner Leisure Ltd.
COM
p8744y102
1170
53200SOLE
53200
Teva Pharmaceutical Inds
COM
881624209
2591
38570SOLE
38570
Time-Warner
COM
887315109
2891
164450SOLE
164450
Tyco International
COM
902124106
2446
73822SOLE
73822
United Technologies
COM
913017109
5820
63620.3SOLE
63620.3
Univision Comm. Cl A
COM
914906102
3102
97155SOLE
97155
Utd Surg. Ptnrs Intl
COM
913016309
404
10240SOLE
10240
Vistacare Inc. Cl A
COM
92839y109
1529
82450SOLE
82450
Williams Sonoma Inc Com
COM
969904101
3085
93600SOLE
93600
WYETH
COM
983024100
1723
47638SOLE
47638
Xilinx Inc.
COM
983919101
980
29423SOLE
29423
Yellow Roadway Corp.
COM
985509108
2356
59100SOLE
59100
Zale Corp.
COM
988858106
682
25000SOLE
25000
Zebra Technologies
COM
989207105
2184
25100SOLE
25100
Zimmer Holdings Inc.
COM
989565P102
1249
14161SOLE
14161